CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Other components of equity [Member]	Treasury stock [Member]	Toyota Motor Corporation [Member]shareholders' equity	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2020	¥ 21,339,012	¥ 397,050	¥ 489,334	¥ 22,234,061	¥ 585,549	¥ (3,087,106)	¥ 20,618,888	¥ 720,124
Comprehensive income
Net income	2,282,378			2,245,261			2,245,261	37,118
Other comprehensive income, net of tax	1,012,476				972,546		972,546	39,930
Comprehensive income	3,294,854			2,245,261	972,546		3,217,806	77,048
Transactions with owners and other
Dividends paid	(662,112)			(625,514)			(625,514)	(36,598)
Repurchase of treasury stock	(118)					(118)	(118)
Reissuance of treasury stock	200,585		15,041			185,544	200,585
Change in scope of consolidation	102,588							102,588
Equity transactions and other	13,521		(7,099)				(7,099)	20,620
Total transactions with owners and other	(345,537)		7,942	(625,514)		185,426	(432,147)	86,610
Reclassification to retained earnings				250,369	(250,369)
Ending balance at Mar. 31, 2021	24,288,329	397,050	497,275	24,104,176	1,307,726	(2,901,680)	23,404,547	883,782
Comprehensive income
Net income	2,874,614			2,850,110			2,850,110	24,504
Other comprehensive income, net of tax	1,143,129				1,104,240		1,104,240	38,889
Comprehensive income	4,017,742			2,850,110	1,104,240		3,954,350	63,392
Transactions with owners and other
Dividends paid	(761,595)			(709,872)			(709,872)	(51,723)
Repurchase of treasury stock	(404,718)					(404,718)	(404,718)
Reissuance of treasury stock	588		227			362	588
Equity transactions and other	14,473		1,074				1,074	13,400
Total transactions with owners and other	(1,151,252)		1,300	(709,872)		(404,357)	(1,112,928)	(38,323)
Reclassification to retained earnings				208,712	(208,712)
Ending balance at Mar. 31, 2022	27,154,820	397,050	498,575	26,453,126	2,203,254	(3,306,037)	26,245,969	908,851
Comprehensive income
Net income	2,492,967			2,451,318			2,451,318	41,650
Other comprehensive income, net of tax	827,713				799,772		799,772	27,941
Comprehensive income	3,320,681			2,451,318	799,772		3,251,090	69,591
Transactions with owners and other
Dividends paid	(812,966)			(727,980)			(727,980)	(84,986)
Repurchase of treasury stock	(431,099)					(431,099)	(431,099)
Reissuance of treasury stock	907		334			573	907
Equity transactions and other	31,871		(181)				(181)	32,052
Total transactions with owners and other	(1,211,287)		152	(727,980)		(430,526)	(1,158,353)	(52,934)
Reclassification to retained earnings				166,831	(166,831)
Ending balance at Mar. 31, 2023	¥ 29,264,213	¥ 397,050	¥ 498,728	¥ 28,343,296	¥ 2,836,195	¥ (3,736,562)	¥ 28,338,706	¥ 925,507